HCSB Financial Corporation (Parent Company Only)	12 Months Ended
Dec. 31, 2011
HCSB Financial Corporation (Parent Company Only) [Abstract]
HCSB Financial Corporation (Parent Company Only)

NOTE 24 - HCSB FINANCIAL CORPORATION (PARENT COMPANY ONLY)

Presented below are the condensed financial statements for HCSB Financial Corporation and Subsidiary (Parent Company Only).

Condensed Balance Sheets

	December 31,
(Dollars in thousands)	2011	2010
Assets
Cash	$91	$3,079
Investment in banking subsidiary	12,809	41,144
Investment in trust	186	186
Nonmarketable equity securities	-	3
Other assets	385	604

Total assets	$13,471	$45,016

Liabilities and shareholders' equity
Interest payable-subordinated debentures	$259	$262
Interest payable-junior subordinated debentures	173	7
Subordinated debentures	12,062	12,062
Junior subordinated debentures	6,186	6,186
Other liabilities	7	-

Total liabilities	18,687	18,517

Shareholders' equity (deficit)	(5,216)	26,499

Total liabilities and shareholder's equity	$13,471	$45,016

Condensed Statements of Income

	Years ended December 31,
(Dollars in thousands)	2011	2010
Income
Dividend from trust preferred securities	$-	$5
Other Income	21	30

	21	35
Expenses
Interest expense on subordinated debentures	1,082	738
Interest expense on junior subordinated debentures	166	168
Other expenses	24	60

Loss before income taxes and equity in
undistributed losses of banking subsidiary	(1,251)	(931)

Income tax benefit (expense)	(147)	357

Equity in undistributed losses of banking subsidiary	(27,619)	(16,695)

Net loss	$(29,017)	$(17,269)

Condensed Statements of Cash Flows

	Years ended December 31,
(Dollars in thousands)	2011	2010
Cash flows from operating activities:
Net loss	$(29,017)	$(17,269)
Adjustments to reconcile net loss to net cash used by
operating activities:
Equity in undistributed losses of banking subsidiary	27,619	16,695
Decrease in other assets	221	72
Increase (decrease) in other liabilities	170	(230)
Stock compensation expense	-	12
Net cash used by operating activities	(1,007)	(720)

Cash flows from financing activities:
Issuance of subordinated debentures	-	12,062
Capital contribution to the Bank	(1,981)	(7,994)
Dividends paid on preferred stock	-	(644)
Net cash provided (used) by financing activities	(1,981)	3,424

Cash and cash equivalents, beginning of year	3,079	375
Net (decrease) increase in cash	(2,988)	2,704
Cash and cash equivalents, end of year	$91	$3,079